EQUITY COMPENSATION - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding share, beginning balance January 1, 2021		9,778	9,290
Granted			488
Outstanding share, ending balance September 30, 2021	9,778	9,778	9,778	9,290
Vested and expected to vest at December 31, 2020	9,778	9,778	9,778
Exercisable at September 30, 2021	8,438	8,977	8,438	7,413,000	1,341,000
Weighted Average Exercise Price Per Shares
Outstanding share, beginning balance January 1, 2021		$ 799.80	$ 542.49
Granted					$ 4,387.00
Exercised			406.63	$ 265.62	$ 144.34
Outstanding share, ending balance September 30, 2021	$ 799.80	799.80	799.80	$ 542.49
Vested and expected to vest at December 31, 2020	799.80	799.80	799.80
Exercisable at December 31, 2020	$ 406.63	$ 563.26	$ 406.63
Weighted Average Remaining Contractual Term (years)
Weighted Average Remaining Contractual Term	5 years 4 months 24 days	4 years 7 months 6 days	5 years 4 months 24 days	6 years 1 month 6 days
Granted			10 years
Vested and expected to vest at December 31, 2020		4 years 7 months 6 days	5 years 4 months 24 days
Exercisable at September 30, 2021		4 years 3 months 18 days	4 years 10 months 24 days	5 years 8 months 12 days	6 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding share, beginning balance January 1, 2021		$ 5,547
Outstanding share, ending balance September 30, 2021	$ 5,547	5,547	$ 5,547
Vested and expected to vest at December 31, 2020	5,547	5,547	5,547
Exercisable at December 31, 2020	$ 5,537	$ 5,547	$ 5,537